BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2022
BUSINESS ACQUISITIONS
Summary of business acquisitions

	2022 Acquisitions						2021 Acquisition
			Natural
	Plus Products	The Pottery,	Healing	NHC Lemoore,	NHC-MB,
	Holding Inc.	Inc.	Center, LLC	LLC	LLC	Total	iCANN, LLC
Closing Date:	April 28, 2022	July 28, 2022	September 6, 2022	September 6, 2022	September 14, 2022		January 1, 2021

Total Consideration
Convertible Debenture Notes	$16,257,104	$—	$—	$—	$—	$16,257,104	$—
Restricted Stock Units Issued	188,122	—	—	—	—	188,122	—
Derivative Asset	(251,020)	—	—	—	—	(251,020)	—
Contingent Restricted Stock Units	5,460,000	—	—	—	—	5,460,000	—
Fair Value of Equity Issued	9,707,414	1,100,000	5,938,298	3,272,515	5,248,569	25,266,796	3,380,278
Shares Payable	—	—	2,262,000	1,274,000	1,933,000	5,469,000	—
Fair Value of Remaining 50% equity interest	—	900,000	—	—	—	900,000	—
Cash Payment	—	—	590,795	1,642,522	305,427	2,538,744	442,956
Loan Forgiveness	—	—	5,461,257	—	—	5,461,257	—
Equity Investment Converted	—	—	—	—	—	—	2,045,309
Assumption of IRS Debt	—	—	6,753,499	—	—	6,753,499	—
Total Consideration	$31,361,620	$2,000,000	$21,005,849	$6,189,037	$7,486,996	$68,043,502	$5,868,543

Net Assets Acquired (Liabilities Assumed)

Current Assets (3)	$6,454,308	$382,436	$4,146,644	$147,259	$468,585	$11,599,232	$562,221
Operating Right-of-Use Asset	294,159	3,671,969	992,717	991,606	772,647	6,723,098	1,160,730
Property, Plant and Equipment	789,779	37,201	273,679	1,788,166	—	2,888,825	692,645
Non-Current Assets	93,662	3,500	—	—	—	97,162	—
Deferred Tax Assets, Net	—	—	—	—	—	—	(209,466)
Current Liabilities Assumed	(1,339,301)	(2,854,242)	(2,496,552)	(706,487)	(655,334)	(8,051,916)	(922,745)
Long-Term Liabilities Assumed	(111,970)	(3,671,969)	(832,060)	(833,989)	(652,654)	(6,102,642)	(1,113,584)
Intangible Assets:
Intellectual Property	5,100,000	400,000	1,100,000	300,000	600,000	7,500,000	600,000
Customer Relationship	2,600,000	—	—	—	—	2,600,000	—
Cannabis License	12,900,000	2,900,000	12,000,000	1,000,000	5,100,000	33,900,000	2,900,000
Total Intangible Assets	20,600,000	3,300,000	13,100,000	1,300,000	5,700,000	44,000,000	3,500,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)	26,780,637	868,895	15,184,428	2,686,555	5,633,244	51,153,759	3,669,801
Goodwill (1)	4,580,983	1,131,105	5,821,421	3,502,482	1,853,752	16,889,743	2,198,742
Total Net Assets Acquired	$31,361,620	$2,000,000	$21,005,849	$6,189,037	$7,486,996	$68,043,502	$5,868,543
Revenues from Acquisition	$4,877,839	$1,070,380	$3,468,548	$1,231,088	$1,912,771	$12,560,626	$6,819,012
Net Income (Loss) from Acquisition	$(101,022)	$(455,603)	$925,110	$(147,801)	$443,972	$664,656	$60,834
Pro Forma Revenues (2)	$3,911,580	$2,110,084	$8,158,053	$3,889,361	$4,647,797	$22,716,875	n/a
Pro Forma Net Income (Loss) (2)	$1,067,848	$(1,287,036)	$551,711	$(231,069)	$289,561	$391,015	n/a
(1)	Goodwill arising from acquisitions represent expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. Generally, goodwill related to dispensaries acquired within a state adds to the footprint of the Company’s dispensaries within the state, giving the Company’s customers more access to the Company’s branded stores. Goodwill related to cultivation and wholesale acquisitions provide for lower costs and synergies of the Company’s growing and wholesale distribution methods which allow for overall lower costs.
(2)	If the 2022 acquisitions had been completed on January 1, 2022, the Company estimates it would have recorded changes in revenues and changes in net (losses) income shown in the pro forma amounts noted above. As the 2021 acquisition was completed on January 1, 2021, no pro forma information is required.
(3)	Included in current assets acquired in the business combination was cash acquired, accounts receivable, other current assets and inventory as of the acquisition date.